Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust
Entity Central Index Key	0001097519
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Columbia Large Cap Index Fund - Class A [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Index Fund
Class Name	Class A
Trading Symbol	NEIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Large Cap Index Fund (the Fund) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 23	0.45% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[1]
Net Assets	$ 3,106,819,232
Holdings Count | Holding	506
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 3,106,819,232
Total number of portfolio holdings	506
Portfolio turnover for the reporting period	4%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	7.6%
Microsoft Corp.	6.7%
Apple, Inc.	6.2%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.9%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class A	2.2%
Alphabet, Inc., Class C	1.8%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc., Class B	1.7%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	7.6%
Microsoft Corp.	6.7%
Apple, Inc.	6.2%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.9%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class A	2.2%
Alphabet, Inc., Class C	1.8%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc., Class B	1.7%

Columbia Large Cap Index Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Index Fund
Class Name	Institutional Class
Trading Symbol	NINDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Large Cap Index Fund (the Fund) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 10	0.20% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[1]
Net Assets	$ 3,106,819,232
Holdings Count | Holding	506
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 3,106,819,232
Total number of portfolio holdings	506
Portfolio turnover for the reporting period	4%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	7.6%
Microsoft Corp.	6.7%
Apple, Inc.	6.2%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.9%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class A	2.2%
Alphabet, Inc., Class C	1.8%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc., Class B	1.7%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	7.6%
Microsoft Corp.	6.7%
Apple, Inc.	6.2%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.9%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class A	2.2%
Alphabet, Inc., Class C	1.8%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc., Class B	1.7%

Columbia Large Cap Index Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Index Fund
Class Name	Institutional 2 Class
Trading Symbol	CLXRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Large Cap Index Fund (the Fund) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 10	0.20% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[1]
Net Assets	$ 3,106,819,232
Holdings Count | Holding	506
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 3,106,819,232
Total number of portfolio holdings	506
Portfolio turnover for the reporting period	4%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	7.6%
Microsoft Corp.	6.7%
Apple, Inc.	6.2%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.9%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class A	2.2%
Alphabet, Inc., Class C	1.8%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc., Class B	1.7%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	7.6%
Microsoft Corp.	6.7%
Apple, Inc.	6.2%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.9%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class A	2.2%
Alphabet, Inc., Class C	1.8%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc., Class B	1.7%

Columbia Large Cap Index Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Index Fund
Class Name	Institutional 3 Class
Trading Symbol	CLPYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Large Cap Index Fund (the Fund) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 10	0.20% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[1]
Net Assets	$ 3,106,819,232
Holdings Count | Holding	506
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 3,106,819,232
Total number of portfolio holdings	506
Portfolio turnover for the reporting period	4%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	7.6%
Microsoft Corp.	6.7%
Apple, Inc.	6.2%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.9%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class A	2.2%
Alphabet, Inc., Class C	1.8%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc., Class B	1.7%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	7.6%
Microsoft Corp.	6.7%
Apple, Inc.	6.2%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.9%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class A	2.2%
Alphabet, Inc., Class C	1.8%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc., Class B	1.7%

[1]	Annualized.